32. Other operating expense, net (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income		$ 321,756	$ 157,812	$ 172,147
Other operating expense		(1,642,566)	(1,260,504)	(1,085,162)
Other operating expense, net		(1,320,810)	(1,102,692)	(913,015)
Services provided to third parties
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income		74,522	89,303	120,580
Commissions on municipal taxes collection
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income		77,088	51,358	42,131
Related parties
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income		44,303	4,263	921
Income from non-reimbursable customer contributions
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income		5,574	4,372	1,520
Fines to suppliers
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income	[1]	76,914	7,811	0
Others
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income		43,355	705	6,995
Other operating expense		(45,918)	(14,398)	(1,534)
Gratifications for services
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense		(74,266)	(80,802)	(69,678)
Cost for services provided to third parties
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense		(52,429)	(65,238)	(98,328)
Severance paid
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense		(16,645)	(28,353)	(31,243)
Donations and contributions
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense		(6)	0	0
Debit and Credit Tax
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense		(594,750)	(479,525)	(306,892)
Other expenses - FOCEDE
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense		0	0	(31,223)
Provision for contingencies
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense		(724,097)	(542,364)	(301,808)
Disposals of property, plant and equipment
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense		$ (134,455)	$ (49,824)	$ (244,456)

[1]	Relates to fines applied to Suppliers for failing to comply with agreed-upon contractual conditions.